EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Disclosure of classes of share capital

General and limited partnership units

UNITS	General Partner Units	Limited Partnership Units	Total
Balance as at January 1, 2020	4	80,890,655	80,890,659
Repurchased and canceled	—	(560,491)	(560,491)
Balance as at June 30, 2020	4	80,330,164	80,330,168

(d)	Redemption-exchange units held by Brookfield

UNITS	Redemption Exchange Units held by Brookfield
Balance as at January 1, 2020	69,705,497
Repurchased and canceled	—
Balance as at June 30, 2020	69,705,497